Significant judgments, estimates and assumptions	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Judgments Estimates And Assumptions [Line Items]
Disclosure of accounting judgements and estimates [text block]
3.	Significant judgments, estimates and assumptions

The preparation of the Group’s consolidated financial statements requires Management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures, and the disclosure of contingent liabilities. The estimates and assumptions are continuously evaluated and based on Management´s experience and other facts, including the expectations about future events which are reasonable under current situation. Uncertainty about these estimates and assumptions could result in outcomes that require material adjustment to the carrying amount of assets and liabilities affected in future periods. Further information on each of these areas and how they impact the various accounting policies are described below and also in the relevant notes to the consolidated financial statements.

3.1.	Judgments
In the process of applying the Group’s accounting policies, Management has made the following judgments, which have the most significant effect on the amounts recognized in the consolidated financial statements:
(a)	Contingencies -
By their nature, contingencies will be resolved only when one or more uncertain future events occur or fail to occur. The assessment of the existence and potential quantum of contingencies inherently involves the exercise of significant judgment and the use of estimates regarding the outcome of future events.

(b)	Development start date -
The Group assesses the status of each exploration project of its mining units to determine when the development phase begins. One of the criteria used to evaluate the development start date is when the Group determines that the property can be economically developed.

(c)	Production start date -
The Group assesses the stage of each mine under development to determine when a mine moves into the production phase. The criteria used to assess the start date are determined based on the unique nature of each mining project, such as the complexity of the project and its location. The Group considers various relevant criteria to assess when the production phase is considered to have commenced. Some of the criteria used to identify the production start date include, but are not limited to:

-	Level of capital expenditure incurred compared to the original construction cost estimates.
-	Completion of a reasonable period of testing of the mine plant and equipment.
-	Ability to produce metal in saleable form (within specifications).
-	Ability to sustain ongoing production of metal.

When a mine development /construction project moves into the production phase, the capitalization of certain mine development costs ceases and costs are either regarded as forming part of the cost of inventory or expensed, except for costs that qualify for capitalization relating to mining asset additions or improvements. It is also at this point that depreciation or amortization commences.

(d)	Revenue from contracts with customers -
The Group applied the judgement for determining the timing of satisfaction of services of revenue from contracts with customers. The Group concluded that revenue related to services such as energy generation and transmission, industrial services, and other services is to be recognised over time because the customer simultaneously receives and consumes the benefits provided by the Group.

The Group determined that the output method is the best method in measuring progress of the services mentioned above due to the Group has the right to invoice an amount that corresponds directly to the performance completed to date.

3.2.	Estimates and assumptions
The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market change or circumstances arising beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

(a)	Determination of mineral reserves and resources -
The Group calculates its reserves using methods generally applied by mining and industry according to international guidelines. All estimated reserves represent estimated quantities of mineral proven and probable that under current conditions can be economically and legally processed.

The process of estimating quantities of reserves is complex and requires making subjective decisions when evaluating all geological, geophysical, engineering and economic information available choices. Reviews could occur on reserve estimates due to, among others, revisions to the data or geological assumptions, changes in prices, production costs and results of exploration activities. Changes in estimated reserves could materially affect the carrying value of mining concessions, development costs and property, plant and equipment; the charges in result for depreciation and amortization; and the carrying amount of the provision for closure of mining units.

(b)	Units of production depreciation -
Estimated economically recoverable reserves are used in determining the depreciation and/or amortization of mine-specific assets.

This results in a depreciation/amortization charge proportional to the depletion of the anticipated remaining life-of-mine production. The life of each item, which is assessed at least annually, has regard to both its physical life limitations and present assessments of economically recoverable reserves of the mine property at which the asset is located. These calculations require the use of estimates and assumptions, including the amount of recoverable reserves. Changes in estimates are accounted for prospectively.

(c)	Mine rehabilitation provision -
The Group assesses its mine rehabilitation provision at each reporting date using a discounted future cash flow method. In determining the amount of the provision, it is necessary to make significant assumptions and estimates, because there are many factors that can affect the final amount of this provision. These factors include estimates of the extent and costs of rehabilitation activities, technological changes, regulatory changes, cost increases as compared to the inflation rates, and changes in discount rates and periods where are expected that such costs will be incurred. These uncertainties may result in future actual expenditure differing from the amounts currently provided. The provision at the reporting date represents Management’s best estimate of the present value of the future rehabilitation costs required.

(d)	Inventories, net -
Inventories are classified in short and long term in accordance with the time that Management estimates will start the production of the concentrate extracted from the mining unit.

Net realizable value tests are performed at each reporting date and represent the estimated future sales price of the product the entity expects to realize when the product is processed and sold, less estimated costs to complete production and bring the product to sale.

(e)	Impairment of non-financial assets -
The Group assesses each asset or cash generating unit in each reporting period to determine whether any indication of impairment exists. Where an indicator of impairment exists, a formal estimate of the recoverable amount is made, which is considered to be the higher of the fair value less costs of disposal and value in use. The assessments require the use of estimates and assumptions such as long-term commodity prices, discount rates, operating costs, among others. These estimates and assumptions are subject to risk and uncertainty.

The fair value of mining assets is generally calculated by the present value of future cash flows arising from the continued use of the asset, which include some estimates, such as the cost of future expansion plans, using assumptions that a third party might consider. The future cash flows are discounted to their present value using a discount rate that reflects current market assessment of the value of money over time, as well as specific risks of the asset or cash-generating unit under evaluation. The Group has determined the operations of each mining unit as a single cash generating unit.

(f)	Taxes -
Deferred tax assets are recognized for unused tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilized. Significant Management judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and the level of future taxable profits together with future tax planning strategies.

(g)	Fair value of contingent consideration -
The contingent consideration arising from a business combination is measured at fair value at the date of acquisition, as part of the business combination. If the contingent consideration is eligible to be recognized as a financial liability the fair value is subsequently re-measured at each date of the consolidated financial statements. Determining the fair value of the contingent consideration is based on a model of discounted future cash flows. The key assumptions take into account the likelihood of achieving each goal of financial performance as well as the discount factor.

Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Significant Judgments Estimates And Assumptions [Line Items]
Disclosure of accounting judgements and estimates [text block]
3.	Significant judgments, estimates and assumptions

The preparation of the Company’s consolidated financial statements requires Management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures, and the disclosure of contingent liabilities. The estimates and assumptions are continuously evaluated and based on Management’s experience and other facts, including the expectations about future events which are reasonable under the current situation. Uncertainty about these estimates and assumptions could result in outcomes that require material adjustment to the carrying amount of assets and liabilities affected in future periods. Further information on each of these areas and how they impact the various accounting policies are described below and also in the relevant notes to the consolidated financial statements.

3.1.	Judgments
In the process of applying the Company’s accounting policies, Management has made the following judgments, which have the most significant effect on the amounts recognized in the consolidated financial statements:

(a)	Contingencies -
By their nature, contingencies will be resolved only when one or more uncertain future events occur or fail to occur. The assessment of the existence and potential quantum of contingencies inherently involves the exercise of significant judgment and the use of estimates regarding the outcome of future events.

(b)	Development start date -
The Company assesses the status of each exploration project to determine when the development phase begins. One of the criteria used to evaluate the development start date is when the Company determines that the property can be economically developed based on the results of feasibility studies.

(c)	Production start date -
The Company assesses the stage of each mine under development to determine when a mine moves into the production phase. The determination of the start date is based on the unique nature of each mining project; such as the complexity of the project and its location. The Company considers various relevant criteria to assess when the production phase is considered to have commenced. Some of the criteria used to identify the production start date include, but are not limited to:

-	Completion of a reasonable period of testing of the mine plant and equipment.
-	Ability to produce metal in saleable form (within specifications).
-	Ability to sustain ongoing production of metal.

When a mine development /construction project moves into the production phase, the capitalization of certain mine development costs ceases and the cost of mining waste ore are either regarded as forming part of the cost of inventory or expensed, except for costs that qualify for capitalization relating to mining asset additions or improvements. It is also at this point that depreciation or amortization commences.

3.2.	Estimates and assumptions
The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Company based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market change or circumstances arising beyond the control of the Company. Such changes are reflected in the assumptions when they occur.

(a)	Determination of mineral reserves and resources -
The Company calculates its reserves using methods generally applied by mining and industry according to SEC guidance. All estimated reserves represent estimated quantities of mineral proven and probable that under current conditions can be economically and legally processed.

The process of estimating quantities of reserves is complex and requires making subjective decisions when evaluating all geological, geophysical, engineering and economic information available. Reviews could occur on reserve estimates due to, among others, revisions to the data or geological assumptions, changes in prices, production costs and results of exploration activities. Changes in estimated reserves could affect the carrying value of mining concessions, development costs and property, plant and equipment, the charges in result for depreciation and amortization, and the carrying amount of the provision for closure of mining units.

(b)	Units of production depreciation -
Estimated economically recoverable reserves are used in determining the depreciation and (or) amortization of mine-specific assets.

This results in a depreciation/amortization charge proportional to the depletion of the anticipated remaining life-of-mine production. The life of each item, which is assessed at least annually, has regard to both its physical life limitations and present assessments of economically recoverable reserves of the mine property at which the asset is located. These calculations require the use of estimates and assumptions, including the amount of recoverable reserves. Changes in estimates are accounted for prospectively.

(c)	Mine rehabilitation provision -
The Company assesses its mine rehabilitation provision at each reporting date. The ultimate rehabilitation costs are uncertain, and cost estimates can vary in response to many factors, including estimates of the extent and costs of rehabilitation activities, technological changes, regulatory changes, cost increases as compared to the inflation rates, and changes in discount rates. These uncertainties may result in future actual expenditure differing from the amounts currently provided. The provision at reporting date represents Management’s best estimate of the present value of the future rehabilitation costs required.

(d)	Inventories, net -
Inventories are measured at the lower of its weighted average cost or its net realizable value. Net realizable value tests are performed at each reporting date and represent the estimated future sales price of the product the entity expects to realize when the product is processed and sold, less estimated costs to complete production and bring the product to sale.

Stockpiles and ore on leach pads are measured by estimating the number of tons added and removed from the stockpile and leach pads, the number of contained gold ounces, assay data, and the estimated recovery percentage based on the expected processing method. Stockpile and ore on leach pad tonnages are verified by periodic surveys.

(e)	Impairment of non-financial assets -
The Company assesses each asset or cash generating unit in each reporting period to determine whether any indication of impairment exists (e.g. fluctuation of gold prices, community relations and social license to operate). Where an indicator of impairment exists, a formal estimate of the recoverable amount is made, which is considered to be the higher of the fair value less costs of disposal and value in use. The assessments require the use of estimates and assumptions such as long-term commodity prices, discount rates and operating costs, among others. These estimates and assumptions are subject to risk and uncertainty.

The fair value of mining assets is calculated by the present value of future cash flows arising from the continued use of the asset, which include some estimates, such as the cost of future expansion plans, using assumptions that a third party might consider. The future cash flows are discounted to their present value using a discount rate that reflects current market assessment of the value of money over time, as well as specific risks of the asset or cash-generating unit under evaluation.

 The Company has determined the operations of Yanacocha and Conga as the cash generating units.